Note 8 - Commitments and Contingent Liabilities (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Leasehold Improvements, Gross	$ 0.3	$ 0.3
Operating Leases, Rent Expense	0.3	$ 0.2
Lease at 2500 Northwinds Parkway, Alpharetta, Georgia [Member]
Leasehold Improvements, Gross	$ 0.1